SHAREHOLDERS' DEFICIT - Warrants (Details) - $ / shares	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common share capital
Number of warrants outstanding	53,076,019	21,109,135	15,191,077
Spring Valley Acquisition III
Common share capital
Number of warrants outstanding	14,712,778	14,712,778
Threshold period for filing registration statement after business combination	15 days	15 days
Threshold business days for making the registration statement effective	60 days	60 days
Spring Valley Acquisition III | Public Warrants
Common share capital
Number of warrants outstanding	7,666,667	7,666,667
Restricted period on warrant exercise, business combination	30 days	30 days
Restricted period on warrant exercise, closing of initial public offering	12 months	12 months
Warrant term	7 years	7 years
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold prior written notice period for redemption of warrants	30 days	30 days
Stock price trigger for redemption of warrants	$ 18	$ 18
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Trading day prior to the date on which the notice of exercise is received	10 days	10 days
Exercise price	$ 11.5	$ 11.5
Newly Issued Price	$ 9.2	$ 9.2
Percentage of gross proceeds	60.00%	60.00%
Threshold trading days for volume weighted average price per share	20 days	20 days
Market Price	$ 9.2	$ 9.2
Adjusted exercise price per warrant	115.00%	115.00%
Adjusted Redemption price trigger	180.00%	180.00%
Spring Valley Acquisition III | Private Placement Warrants
Common share capital
Number of warrants outstanding	7,046,111	7,046,111
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days